Share Capital	12 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Share Capital

19. Share Capital

(a)	Authorized

Unlimited number of common shares with no par value.

(b)	Issued and outstanding share capital

On June 30, 2024, the Company had 27,191,075 common shares issued and outstanding (2023- 26,800,000). A summary of changes in share capital and contributed surplus is contained on the consolidated statements of changes in shareholders’ equity.

During the year ended June 30, 2024, the Company issued the following shares:

i.	On September 20, 2023, 55,000 broker warrants were exercised to purchase common shares at $0.75 per share.

ii.	In September 2023, the Company sold a total of 2,200 Common Shares through at-the-market offerings at an average price of $10 per share for gross proceeds of $22,000.

iii.	The Company has entered into the OFIT SPAs dated October 23, 2023 to acquire control of OFIT GM and OFIT RT for consideration of 278,875 common shares of the Company that were issued on November 1, 2023 (Note 16).

iv.	On April 15, 2024, 55,000 broker warrants were exercised to purchase common shares at $0.75 per share.

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)

19.	Share Capital (continued)

During the year ended June 30, 2023, the Company issued the following shares:

i.	On October 17, 2022, the Company completed a share split on a 1:160 basis. The total number of outstanding common shares after the split became 16,000,000. As required by International Accounting Standards (“IAS”) 33 Earnings per Share, all references to share capital, common shares outstanding, warrants outstanding, options outstanding, and per share amounts in these consolidated financial statements and the accompanying notes for time periods prior to the share consolidation have been restated to reflect the 1:160 share split.

ii.	On March 1, 2023, the Company closed its initial public offering (the “IPO”) of common shares of the Company (“Common Shares”) raising aggregate gross proceeds of $6,037,500. The IPO consisted of a total of 8,050,000 common shares (including full exercise of the over-allotment option) issued at a purchase price of $0.75 per common share. The Company paid $362,250 in broker commissions, $63,448 legal fees and issued 483,000 broker warrants to purchase common shares at $0.75 per share until March 1, 2026.The broker warrants were valued using the Black-Scholes model resulting in fair value of $242,575.

iii.	On March 1, 2023, upon the closing of the Offering, the proceeds of the Convertible Loan converted into 2,500,000 common shares, 2,500,000 Series A Warrant and 2,500,000 Series B Warrant.

iv.	On November 4, 2022, the Company granted 500,000 Restricted Share Units (“RSUs”) to a consultant in connection with the services provided to assist the Company successfully completed IPO. The RSUs were granted to consultant at price of $0.75 per share. Pursuant to the agreement, each unit is exercisable into one common share of the Company for a period of 60 days from the vesting date. 50% of the units, or 250,000 units, are vested on the date of closing of the Company’s IPO, which was March 1, 2023, and the remaining 50% vests on the date that is 5-month after the date of closing of the IPO (on August 2, 2023). On March 8, 2023, 250,000 common shares were distributed as a result of the vesting of 250,000 RSUs.

v.	On March 13, 2023, 15,000 Restricted Share Units (“RSUs”) were granted to an employee of the Company at grant date closing price of $2.73 per share subject to a vesting schedule over a two years term with 50% of the RSUs vesting on March 1, 2024 and 50% vested on March 1, 2025.

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)

19.	Share Capital (continued)

	(c)	Warrants

# of warrants
Balance, July 1, 2022	-
Granted	7,983,000
Balance, June 30, 2023	7,983,000
Exercised	(110,000)
Balance, June 30, 2024	7,873,000

Date granted	Expiry	Exercise price (CAD)	Balance outstanding and exercisable at June 30, 2024
03-Oct-2022	10-Jun-2027	$0.10	2,500,000
01-Mar-2023	01-Mar-2026	$0.75	373,000
01-Mar-2023	01-Mar-2028	$0.50	5,000,000
			7,873,000
Weighted average exercise price			$0.38
Weighted average remaining contractual life			3.35 years

On October 3, 2022, the Company granted an aggregated of 2,500,000 warrants as compensation to consultants in connection with the advisory services provided to assist the Company to successfully complete IPO. Each fully vested warrant may be exercised at $0.10 to acquire common share. The estimated fair value of the warrants was measured using the Black-Scholes valuation model. The underlying weighted average assumption used in the estimation of fair value in the Black-Scholes valuation model are as follows:

●	Risk free rate: 3.59%

●	Expected life: 4.69 years;

●	Expected volatility: 126% based on historical five-year trends of industry peers;

●	Expected dividend yield: 0%;

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)

19.	Share Capital (continued)

The share based compensation expense recognized during the year ended June 30, 2024 was $nil (2023 - $1,792,594)

On March 1, 2023, the Company granted an aggregate of 483,000 warrants to a brokerage firm as commission for the completion of the IPO. Each fully vested warrant may be exercised at $0.75 to acquire a common share. The estimated fair value of the warrants was measured using the Black-Scholes valuation model. The underlying weighted average assumption used in the estimation of fair value in the Black-Scholes valuation model are as follows:

●	Risk free rate: 3.85%

●	Expected life: 3 years;

●	Expected volatility: 111% based on historical three-year trends of industry peers;

●	Expected dividend yield: 0%;

The brokerage warrants vested upon IPO and was considered as a cost to IPO issuance. Thus the costs were recorded as a reduction to share capital during the year ended June 30, 2023. The share based compensation costs recorded during he year ended June 30, 2024 was $nil (2023 - $248,069).

On March 1, 2023, the Company granted an aggregate of 5,000,000 warrants as a result of the Convertible Loan conversion (see Note 17). Each fully vested warrant may be exercised at $0.50 to acquire a common share. The warrants vest 50% at closing of the Offering, which was on March 1, 2023 and 50% upon the Company completing a listing on senior Canadian or United States stock exchange such that it is not designated as a “Venture Issuer”. These warrants were issued as a result of conversion of convertible loan, thus no additional expenses recorded.

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)

19.	Share Capital (continued)

	(d)	Stock Options

The Board of Directors has adopted the Share Compensation Plan on November 4, 2022. Under this plan, the aggregate number of common shares that may be reserved and available for grant and issuance pursuant to the exercise of options and settlement of RSUs, each under the Share Compensation Plan, shall not exceed 20% (in the aggregate) of the issued and outstanding Common Shares at the time of granting. The exercise price per common share for an option and RSU granted shall not be less than the market price. Every option and RSU shall have a term not exceeding and shall expire no later than 5 years after the date of grant.

Details of the stock option outstanding as at June 30, 2024 and 2023 are as follows:

# of stock options
Balance, July 1, 2022	-
Granted	2,774,000
Forfeited	(15,000)
Balance, June 30, 2023	2,759,000
Granted	82,500
Forfeited	(82,500)
Balance, June 30, 2024	2,759,000

Date granted	Expiry	Exercise price (CAD)	Outstanding number of options at June 30, 2024	Exercisable number of options at June 30, 2024
04-Nov-2022	04-Nov-2027	$0.75	2,759,000	1,379,500

On November 4, 2022, the Company granted an aggregate of 2,774,000 stock options to employees and directors at an exercise price of $0.75 per share, exercisable for a period of 5 years. The options vest over 24 months, 50% 12 months from grant date and the remaining 50% 24 months from grant date. The estimated fair value of these options has been measured using the Black-Scholes valuation model. The underlying weighted average assumption used in the estimation of fair value in the Black-Scholes valuation model are as follows:

●	Risk free rate: 3.80%;

●	Expected life: 5 years;

●	Expected volatility: 124% based on historical four-year trends of industry peers;

●	Expected dividend yield: 0%;

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)

19.	Share Capital (continued)

During the year ended June 30, 2024, compensation expense related to stock options was $795,313 (2023 - $809,628).

On December 4, 2023, the Company granted an aggregate of 82,500 stock options to employees and directors at an exercise price of $6.6 per share, exercisable for a period of 5 years. The options vest over 24 months, 50% 12 months from grant date and the remaining 50% 24 months from grant date. The estimated fair value of these options has been measured using the Black-Scholes valuation model. The underlying weighted average assumption used in the estimation of fair value in the Black-Scholes valuation model are as follows:

●	Risk free rate: 3.54%;

●	Expected life: 5 years;

●	Expected volatility: 133% based on historical four-year trends of industry peers;

●	Expected dividend yield: 0%;

The options were granted and cancelled during the year ended June 30, 2024, thus no expenses recorded.

(e)	Restricted Stock Units

# of RSUs
Balance, July 1, 2022	-
Granted	515,000
Exercised	(250,000)
Balance, June 30, 2023 and 2024	265,000

Date granted	Vesting Date	Numbers outstanding and exercisable at June 30, 2024
4-Nov-2022	02-Aug-2023	250,000
13-Mar-2023	12-Mar-2024	7,500
13-Mar-2023	12-Mar-2025	7,500
		265,000

On November 4, 2022, the Company granted an aggregate of 500,000 RSU to consultants exercisable for a period of 5 years. The RSU vest over 5 months, 50% upon IPO and the remaining 50% 5 months from IPO date. The estimated fair value of these units has been measured at the grant date price, which was measured to be $0.75.

The share-based compensation expense recognized during the year ended June 30, 2024 was $41,506 (2023 - $333,494)

On March 13, 2023, the Company granted an aggregate of 15,000 RSUs to employees exercisable for a period of 5 years. The RSUs vest over 24 months, 50% 12 months from grant date and the remaining 50% 24 months from grant date. The fair value of these units has been measured at the grant date price, which was $2.73.

The share-based compensation expense recognized during the year ended June 30, 2024 was $23,560 (2023 - $9,172)

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)